PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment
	December 31,
	2021	2020
Office, equipment and facilities	$9,222	$10,796
Internal-use software	1,490	1,449
Vehicles	1,617	1,958
Leasehold improvements	2,893	2,972
	15,222	17,175
Less: accumulated depreciation and amortization	9,512	11,650
Total property and equipment, net	$5,710	$5,525